Penn Capital Short Duration High Income Fund
Schedule of Investments
May 31, 2025 (Unaudited)

CORPORATE BONDS - 98.2%	Par	Value
Advertising & Marketing - 0.6%
Stagwell Global LLC, 5.63%, 08/15/2029 (a)(b)	120,000	$112,828

Aerospace & Defense - 2.3%
Axon Enterprise, Inc., 6.13%, 03/15/2030 (a)(b)	90,000	91,791
TransDigm, Inc., 5.50%, 11/15/2027 (b)	155,000	154,879
Triumph Group, Inc., 9.00%, 03/15/2028 (a)(b)	149,000	156,032
		402,702

Airlines - 3.7%
American Airlines, Inc., 7.25%, 02/15/2028 (a)(b)	405,000	409,048
VistaJet Malta Finance PLC, 7.88%, 05/01/2027 (a)(b)	240,000	234,929
		643,977

Apparel & Textile Products - 0.9%
Crocs, Inc., 4.25%, 03/15/2029 (a)(b)	170,000	160,436

Auto Parts Manufacturing - 0.6%
Adient Global Holdings Ltd., 7.00%, 04/15/2028 (a)(b)	105,000	107,314

Banks - 1.1%
Popular, Inc., 7.25%, 03/13/2028 (b)	185,000	194,478

Cable & Satellite - 4.2%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 02/01/2028 (a)(b)	460,000	451,180
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (a)(b)	290,000	285,450
		736,630

Casinos & Gaming - 0.6%
Caesars Entertainment, Inc., 8.13%, 07/01/2027 (a)(b)	100,000	100,147

Commercial Finance - 2.3%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/2028 (a)(b)	150,000	148,746
GGAM Finance Ltd., 8.00%, 02/15/2027 (a)(b)	175,000	180,073
TrueNoord Capital DAC, 8.75%, 03/01/2030 (a)(b)	75,000	77,778
		406,597

Consumer Finance - 7.2%
Bread Financial Holdings, Inc., 9.75%, 03/15/2029 (a)(b)	175,000	186,582
Navient Corp.
6.75%, 06/25/2025 (b)	350,000	349,813
6.75%, 06/15/2026 (b)	80,000	81,010
OneMain Finance Corp.
7.13%, 03/15/2026 (b)	290,000	293,926
6.63%, 01/15/2028 (b)	335,000	341,213
		1,252,544

Consumer Products - 1.6%
Energizer Holdings, Inc., 6.50%, 12/31/2027 (a)(b)	270,000	271,747

Containers & Packaging - 4.7%
Clearwater Paper Corp., 4.75%, 08/15/2028 (a)(b)	170,000	162,638
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026 (b)	293,000	302,180
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/2027 (a)(b)	350,000	350,176
		814,994

Department Stores - 0.9%
Macy's Retail Holdings LLC, 5.88%, 04/01/2029 (a)(b)	155,000	151,914

Electrical Equipment Manufacturing - 0.6%
WESCO Distribution, Inc., 7.25%, 06/15/2028 (a)(b)	105,000	106,241

Entertainment Content - 2.1%
AMC Networks, Inc., 10.25%, 01/15/2029 (a)(b)	190,000	201,400
TEGNA, Inc., 4.63%, 03/15/2028 (b)	165,000	159,958
		361,358

Entertainment Resources - 0.5%
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029 (a)(b)	95,000	91,318

Exploration & Production - 7.8%
California Resources Corp.
7.13%, 02/01/2026 (a)(b)	210,000	209,820
8.25%, 06/15/2029 (a)(b)	215,000	215,390
Civitas Resources, Inc.
5.00%, 10/15/2026 (a)(b)	40,000	39,278
8.38%, 07/01/2028 (a)(b)	120,000	120,900
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (a)(b)	85,000	86,229
Hilcorp Energy I LP, 6.25%, 11/01/2028 (a)(b)	185,000	182,726
Northern Oil & Gas, Inc., 8.13%, 03/01/2028 (a)(b)	200,000	200,815
Permian Resources Operating LLC, 8.00%, 04/15/2027 (a)(b)	125,000	127,262
SM Energy Co., 6.75%, 09/15/2026 (b)	190,000	189,678
		1,372,098

Financial Services - 3.6%
Acadian Asset Management, Inc., 4.80%, 07/27/2026 (b)	305,000	303,181
PRA Group, Inc., 8.38%, 02/01/2028 (a)(b)	325,000	327,844
		631,025

Forest & Paper Products Manufacturing - 1.7%
Magnera Corp., 4.75%, 11/15/2029 (a)(b)	195,000	165,294
Mercer International, Inc., 12.88%, 10/01/2028 (a)(b)	125,000	124,323
		289,617

Hardware - 1.9%
Diebold Nixdorf, Inc., 7.75%, 03/31/2030 (a)(b)	55,000	57,811
NCR Atleos Corp., 9.50%, 04/01/2029 (a)(b)	155,000	169,310
Western Digital Corp., 4.75%, 02/15/2026 (b)	100,000	99,668
		326,789

Health Care Facilities & Services - 4.4%
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028 (a)(b)	465,000	458,200
AdaptHealth LLC, 6.13%, 08/01/2028 (a)(b)	323,000	319,666
		777,866

Homebuilders - 1.9%
Ashton Woods USA LLC / Ashton Woods Finance Co., 6.63%, 01/15/2028 (a)(b)	265,000	266,111
Beazer Homes USA, Inc., 7.25%, 10/15/2029 (b)	75,000	74,331
		340,442

Industrial Other - 2.9%
Dcli Bidco LLC, 7.75%, 11/15/2029 (a)(b)	80,000	80,614
Herc Holdings Escrow, Inc., 7.00%, 06/15/2030 (a)(b)	110,000	113,325
Pike Corp., 5.50%, 09/01/2028 (a)(b)	325,000	322,339
		516,278

Internet Media - 1.7%
Match Group Holdings II LLC, 5.00%, 12/15/2027 (a)(b)	295,000	292,265

Machinery Manufacturing - 1.0%
Titan International, Inc., 7.00%, 04/30/2028 (b)	175,000	171,846

Manufactured Goods - 1.4%
Park-Ohio Industries, Inc., 6.63%, 04/15/2027 (b)	250,000	242,522

Medical Equipment & Devices Manufacturing - 1.1%
Embecta Corp., 5.00%, 02/15/2030 (a)(b)	70,000	62,262
Varex Imaging Corp., 7.88%, 10/15/2027 (a)(b)	135,000	134,375
		196,637

Metals & Mining - 1.7%
Carpenter Technology Corp., 6.38%, 07/15/2028 (b)	160,000	160,649
Cleveland-Cliffs, Inc., 6.88%, 11/01/2029 (a)(b)	150,000	139,465
		300,114

Oil & Gas Services & Equipment - 4.9%
Aris Water Holdings LLC, 7.25%, 04/01/2030 (a)(b)	125,000	125,676
Helix Energy Solutions Group, Inc., 9.75%, 03/01/2029 (a)(b)	120,000	124,443
TechnipFMC PLC, 6.50%, 02/01/2026 (a)(b)	102,000	101,857
Transocean Aquila Ltd., 8.00%, 09/30/2028 (a)(b)	106,000	105,834
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 09/01/2027 (b)	224,000	223,919
7.13%, 03/15/2029 (a)(b)	95,000	96,493
Weatherford International Ltd., 8.63%, 04/30/2030 (a)(b)	80,000	81,261
		859,483

Pipeline - 3.8%
Excelerate Energy LP, 8.00%, 05/15/2030 (a)(b)	125,000	129,404
Harvest Midstream I LP, 7.50%, 09/01/2028 (a)(b)	335,000	340,159
Venture Global LNG, Inc., 8.13%, 06/01/2028 (a)(b)	200,000	204,680
		674,243

Power Generation - 1.8%
Calpine Corp., 5.13%, 03/15/2028 (a)(b)	190,000	188,349
Vistra Operations Co. LLC, 5.50%, 09/01/2026 (a)(b)	134,000	134,122
		322,471

Publishing & Broadcasting - 3.3%
Belo Corp., 7.75%, 06/01/2027 (b)	50,000	51,552
Gray Media, Inc., 10.50%, 07/15/2029 (a)(b)	170,000	180,799
Nexstar Media, Inc., 5.63%, 07/15/2027 (a)(b)	350,000	348,600
		580,951

Real Estate - 2.0%
Newmark Group, Inc., 7.50%, 01/12/2029 (b)	175,000	184,031
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028 (a)(b)	165,000	170,116
		354,147

Restaurants - 2.1%
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC, 5.13%, 04/15/2029 (a)(b)	215,000	190,391
Raising Cane's Restaurants LLC, 9.38%, 05/01/2029 (a)(b)	165,000	175,100
		365,491

Retail - Consumer Discretionary - 3.1%
Academy Ltd., 6.00%, 11/15/2027 (a)(b)	90,000	90,211
Foot Locker, Inc., 4.00%, 10/01/2029 (a)(b)	150,000	142,512
Patrick Industries, Inc., 4.75%, 05/01/2029 (a)(b)	90,000	86,319
Wayfair LLC, 7.25%, 10/31/2029 (a)(b)	225,000	219,135
		538,177

Retail - Consumer Staples - 1.7%
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)(b)	200,000	208,499
Performance Food Group, Inc., 5.50%, 10/15/2027 (a)(b)	95,000	94,606
		303,105

Software & Services - 0.7%
Gen Digital, Inc., 6.75%, 09/30/2027 (a)(b)	120,000	122,073

Supermarkets & Pharmacies - 0.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.88%, 02/15/2028 (a)(b)	85,000	84,924

Transportation & Logistics - 0.7%
Wabash National Corp., 4.50%, 10/15/2028 (a)(b)	134,000	114,355

Travel & Lodging - 6.9%
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 5.00%, 06/01/2029 (a)(b)	215,000	201,707
Lindblad Expeditions Holdings, Inc., 9.00%, 05/15/2028 (a)(b)	310,000	319,360
NCL Corp. Ltd., 8.13%, 01/15/2029 (a)(b)	210,000	221,110
Royal Caribbean Cruises Ltd., 5.38%, 07/15/2027 (a)(b)	125,000	125,113
Travel + Leisure Co.
6.60%, 10/01/2025 (b)(c)	200,000	200,088
6.63%, 07/31/2026 (a)(b)	145,000	146,496
		1,213,874

Wireline Telecommunications Services - 1.7%
Frontier Communications Holdings LLC, 5.88%, 10/15/2027 (a)(b)	295,000	295,769
TOTAL CORPORATE BONDS (Cost $16,990,838)		17,201,787

TOTAL INVESTMENTS - 98.2% (Cost $16,990,838)		17,201,787
Other Assets in Excess of Liabilities - 1.8%		314,147
TOTAL NET ASSETS - 100.0%		$17,515,934
two		–%
Percentages are stated as a percent of net assets.		–%

LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2025, the value of these securities total $13,422,865 or 76.6% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	Step coupon bond. The rate disclosed is as of May 31, 2025.

Summary of Fair Value Disclosure as of May 31, 2025 (Unaudited)

Penn Capital Short Duration High Income Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	–	17,201,787	–	17,201,787
Total Investments	–	17,201,787	–	17,201,787

Refer to the Schedule of Investments for further disaggregation of investment categories.